VictoryShares Short-Term Bond ETF Average Annual Total Returns	12 Months Ended	39 Months Ended	60 Months Ended	86 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	1.00%	(0.33%)	(2.28%)
Bloomberg 1-3 Year Credit Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.11%		2.04%	1.90%
VictoryShares USAA Core Short-Term Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	6.51%		3.21%	3.13%	[1]
VictoryShares USAA Core Short-Term Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.33%		1.83%	1.86%	[1]
VictoryShares USAA Core Short-Term Bond ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.82%		1.87%	1.85%	[1]

[1]	Inception date of the Fund is October 24, 2017.